Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2020
Intangible Assets [Abstract]
Schedule of intangible assets
Other intangible assets are amortised on a straight-line basis over their estimated useful economic lives. Amortisation periods for intangible assets are:

Years
Software	1 to 10

Software £m
Cost at 1 April 2018	1,797
Exchange adjustments	70
Additions	306
Disposals	(15)
Reclassifications¹	10
Cost at 31 March 2019	2,168
Exchange adjustments	63
Additions	352
Disposals	—
Reclassifications¹	—
Cost at 31 March 2020	2,583
Accumulated amortisation at 1 April 2018	(898)
Exchange adjustments	(26)
Amortisation charge for the year	(175)
Accumulated amortisation of disposals	15
Accumulated amortisation at 31 March 2019	(1,084)
Exchange adjustments	(28)
Amortisation charge for the year	(176)
Accumulated amortisation of disposals	—
Accumulated amortisation at 31 March 2020	(1,288)
Net book value at 31 March 2020²	1,295
Net book value at 31 March 2019	1,084

1.	Reclassifications includes amounts transferred from property, plant and equipment (see note 13).

2.	Included in software is £69 million (2019: £116 million) relating to the US Enterprise Resource Planning system, which still has a remaining amortisation period of three years.